UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

[INSERT SHAREHOLDER REPORT]

SB GROWTH AND INCOME FUND

CLASSIC SERIES   |   SEMI-ANNUAL REPORT   |   APRIL 30, 2005

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

MICHAEL KAGAN

PORTFOLIO MANAGER

KEVIN CALIENDO

PORTFOLIO MANAGER

Classic Series

Semi-Annual Report  •  April 30, 2005

SB GROWTH AND INCOME FUND

MICHAEL KAGAN

Michael Kagan has 20 years of securities business experience and has been managing the Fund since August 14, 2000.

Education: BA in Economics, Harvard University. Attended the Massachusetts Institute of Technology’s Sloan School of Management.

KEVIN CALIENDO

Kevin Caliendo has 11 years of securities business experience.

Education: BA in Journalism from Boston University.

FUND OBJECTIVE

The Fund seeks reasonable growth and income. It invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income. However, it may also invest in non-income producing investments for potential appreciation in value.

What’s Inside

LETTER  FROM  THE  CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite rising interest rates, climbing oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)i growth was 3.8% in the fourth quarter. After the end of the Fund’s reporting period, the advance first quarter 2005 GDP figure was revised up to 3.5% from 3.1%.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three 25 basis pointiii rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiv in 0.25% increments four times during the reporting period. Following the end of the Fund’s reporting period, at the Fed’s May meeting, the Fed once again increased it’s target for the federal funds rate by 0.25% to 3.00%.

During the six months covered by this report, the U.S. stock market posted a modest gain, with the S&P 500 Indexv returning 3.28%. The reporting period began on a bright note, as the equity markets rallied sharply in November and December 2004. Investors were drawn to stocks as the uncertainty of the U.S. Presidential election ended and oil prices fell from their record highs. Thus far in 2005, the equity markets have been volatile. Equities were weak in January, rose in February and again fell in March and April. The market’s recent troubles have been attributed to mixed economic data, continued high oil prices, and rising interest rates.

PERFORMANCE SNAPSHOT

AS OF APRIL 30, 2005

(excluding sales charges)

(unaudited)

6 Months

SB Growth and Income — Smith Barney Class A Shares	1.40%

S&P 500 Index	3.28%

Lipper Large-Cap Core Funds Category Average	2.50%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, performance would have been lower.

Smith Barney Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Smith Barney Class 1 shares returned 1.61%, Smith Barney Class B shares returned 1.10%, Smith Barney Class C shares returned 1.13%, Smith Barney Class O shares returned 1.33%, Smith Barney Class P shares returned 1.26%, Smith Barney Class Y shares returned 1.75%, Salomon Brothers Class A shares returned 1.41%, Salomon Brothers Class B shares returned 1.17% and Salomon Brothers Class C shares returned 1.06% over the six months ended April 30, 2005.

1        SB Growth and Income Fund      |      2005 Semi-Annual Report

Looking at the reporting period as a whole, the trend of value-oriented stocks outperforming their growth counterparts continued. In addition, mid- and large-cap stocks generally outperformed their small-cap brethren during the period.

Performance Review

For the six months ended April 30, 2005, Smith Barney Class A shares of the SB Growth and Income Fund, excluding sales charges, returned 1.40%. These shares underperformed the Lipper Large-Cap Core Funds Category Average,vi which was 2.50%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 3.28% for the same period.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

May 16, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund is subject to certain risks of overseas investing not typically associated with investing in U.S. securities, including currency fluctuations and changes in political and economic conditions. Lower-rated, higher-yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may engage in short sales. Losses from short sales may be unlimited. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
iv	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
[v]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

vi	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 937 funds in the Fund’s Lipper category, and excluding sales charges.

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Fund at a Glance (unaudited)

3        SB Growth and Income Fund      |      2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2004 and held for the six months ended April 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Smith Barney Class 1	1.61%	$1,000.00	$1,016.10	0.94%	$4.70

Smith Barney Class A	1.40	1,000.00	1,014.00	1.25	6.24

Smith Barney Class B	1.10	1,000.00	1,011.00	2.00	9.97

Smith Barney Class C	1.13	1,000.00	1,011.30	1.85	9.23

Smith Barney Class O	1.33	1,000.00	1,013.30	1.54	7.69

Smith Barney Class P	1.26	1,000.00	1,012.60	1.64	8.18

Smith Barney Class Y	1.75	1,000.00	1,017.50	0.68	3.40

Salomon Brothers Class A	1.41	1,000.00	1,014.10	1.25	6.24

Salomon Brothers Class B	1.17	1,000.00	1,011.70	1.78	8.88

Salomon Brothers Class C	1.06	1,000.00	1,010.60	2.00	9.97

(1)	For the six months ended April 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Smith Barney Class 1, Smith Barney Class A and Salomon Brothers Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Smith Barney Class B, Smith Barney Class C, Smith Barney Class O, Smith Barney Class P, Salomon Brothers Class B and Salomon Brothers Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver and/or expense reimbursement) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4        SB Growth and Income Fund      |      2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)
Smith Barney Class 1	5.00%	$1,000.00	$1,020.13	0.94%	$4.71

Smith Barney Class A	5.00	1,000.00	1,018.60	1.25	6.26

Smith Barney Class B	5.00	1,000.00	1,014.88	2.00	9.99

Smith Barney Class C	5.00	1,000.00	1,015.62	1.85	9.25

Smith Barney Class O	5.00	1,000.00	1,017.16	1.54	7.70

Smith Barney Class P	5.00	1,000.00	1,016.66	1.64	8.20

Smith Barney Class Y	5.00	1,000.00	1,021.42	0.68	3.41

Salomon Brothers Class A	5.00	1,000.00	1,018.60	1.25	6.26

Salomon Brothers Class B	5.00	1,000.00	1,015.97	1.78	8.90

Salomon Brothers Class C	5.00	1,000.00	1,014.88	2.00	9.99

(1)	For the six months ended April 30, 2005.
(2)	Expenses (net of voluntary fee waiver and/or expense reimbursement) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5        SB Growth and Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited)	April 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCK — 99.3%
CONSUMER DISCRETIONARY — 12.2%
Hotels, Restaurants & Leisure — 1.2%
33,200	Ctrip.com International Ltd., ADR (a)(b)	$1,456,816
394,500	McDonald’s Corp.	11,562,795

		13,019,611

Household Durables — 1.0%
493,700	Newell Rubbermaid Inc. (b)	10,728,101

Leisure Equipment & Products — 0.5%
275,400	Mattel, Inc.	4,970,970

Media — 5.3%
503,300	Comcast Corp., Class A Shares (a)	16,160,963
924,402	Liberty Media Corp., Class A Shares (a)	9,280,996
887,500	The News Corp. Ltd., Class B Shares (b)	14,129,000
733,700	Time Warner Inc. (a)	12,333,497
164,600	Viacom Inc., Class B Shares	5,698,452

		57,602,908

Multi-Line Retail — 2.7%
200,300	Costco Wholesale Corp.	8,128,174
537,200	Dollar General Corp.	10,932,020
213,700	J.C. Penney Co., Inc.	10,131,517

		29,191,711

Specialty Retail — 1.5%
326,000	Best Buy Co., Inc.	16,410,840

	TOTAL CONSUMER DISCRETIONARY	131,924,141

CONSUMER STAPLES — 8.7%
Beverages — 2.2%
419,400	PepsiCo, Inc.	23,335,416

Food Products — 3.7%
388,500	Kellogg Co.	17,463,075
233,000	McCormick & Co., Inc.	8,059,470
690,600	Sara Lee Corp.	14,771,934

		40,294,479

Household Products — 2.8%
212,000	Kimberly-Clark Corp.	13,239,400
312,100	The Procter & Gamble Co.	16,900,215

		30,139,615

	TOTAL CONSUMER STAPLES	93,769,510

ENERGY — 7.0%
Energy Equipment & Services — 1.7%
279,400	ENSCO International Inc.	9,108,440
288,000	GlobalSantaFe Corp.	9,676,800

		18,785,240

See Notes to Financial Statements.

6        SB Growth and Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE
Oil & Gas — 5.3%
447,500	Exxon Mobil Corp.	$25,520,925
186,100	Nexen Inc.	8,886,275
200,100	Total SA, Sponsored ADR (b)	22,193,091

		56,600,291

	TOTAL ENERGY	75,385,531

FINANCIALS — 20.1%
Banks — 7.3%
668,454	Bank of America Corp.	30,107,168
190,100	Comerica Inc.	10,885,126
240,600	Wachovia Corp.	12,313,908
426,400	Wells Fargo & Co.	25,558,416

		78,864,618

Diversified Financials — 9.1%
274,900	American Express Co.	14,487,230
176,600	Capital One Financial Corp.	12,519,174
162,200	Freddie Mac	9,978,544
160,500	The Goldman Sachs Group, Inc.	17,139,795
600,780	JPMorgan Chase & Co.	21,321,682
83,100	Legg Mason, Inc.	5,888,466
309,500	Merrill Lynch & Co., Inc.	16,691,335

		98,026,226

Insurance — 3.7%
269,800	American International Group, Inc.	13,719,330
125,500	Assurant, Inc.	4,152,795
140	Berkshire Hathaway Inc., Class A Shares (a)(b)	11,809,000
125,400	The Chubb Corp.	10,255,212

		39,936,337

	TOTAL FINANCIALS	216,827,181

HEALTHCARE — 13.6%
Biotechnology — 3.3%
232,804	Amgen Inc. (a)	13,551,521
191,000	Genentech, Inc. (a)	13,549,540
187,000	OSI Pharmaceuticals, Inc. (a)(b)	8,851,645

		35,952,706

Healthcare Equipment & Supplies — 1.9%
189,300	Fisher Scientific International (a)	11,240,634
110,200	Zimmer Holdings, Inc. (a)	8,972,484

		20,213,118

Healthcare Providers & Services — 2.5%
261,600	Coventry Health Care, Inc. (a)	17,901,288
69,800	WellPoint Inc. (a)	8,916,950

		26,818,238

Pharmaceuticals — 5.9%
318,200	Pfizer Inc.	8,645,494
458,100	Sanofi-Aventis, ADR (b)	20,325,897
193,100	Sepracor Inc. (a)(b)	11,570,552

See Notes to Financial Statements.

7        SB Growth and Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE
Pharmaceuticals — 5.9% (continued)
736,800	Teva Pharmaceutical Industries Ltd., Sponsored ADR	$23,017,632

		63,559,575

	TOTAL HEALTHCARE	146,543,637

INDUSTRIALS — 14.8%
Aerospace & Defense — 5.2%
514,800	The Boeing Co.	30,640,896
146,500	Lockheed Martin Corp.	8,929,175
439,200	Raytheon Co.	16,518,312

		56,088,383

Building Products — 1.3%
319,800	American Standard Cos. Inc.	14,298,258

Commercial Services & Supplies — 2.7%
194,500	Avery Dennison Corp.	10,182,075
349,300	Paychex, Inc.	10,688,580
272,500	Waste Management, Inc.	7,763,525

		28,634,180

Industrial Conglomerates — 5.6%
1,364,900	General Electric Co.	49,409,380
296,400	Honeywell International Inc.	10,599,264

		60,008,644

	TOTAL INDUSTRIALS	159,029,465

INFORMATION TECHNOLOGY — 16.1%
Communications Equipment — 3.7%
5,931,800	ADC Telecommunications, Inc. (a)(b)	13,465,186
842,800	Cisco Systems, Inc. (a)	14,563,584
2,787,400	Nortel Networks Corp. (a)(b)	6,940,626
329,100	Polycom, Inc. (a)	5,022,066

		39,991,462

Computers & Peripherals — 3.9%
465,800	Dell Inc. (a)	16,223,814
212,600	International Business Machines Corp.	16,238,388
143,500	Lexmark International, Inc., Class A Shares (a)	9,966,075

		42,428,277

Electronic Equipment & Instruments — 0.3%
170,400	Dolby Laboratories Inc., Class A Shares (a)	3,484,680

Internet Software & Services — 0.2%
77,100	SINA Corp. (a)(b)	2,117,937

Semiconductor Equipment & Products — 3.5%
517,300	Applied Materials, Inc.	7,692,251
729,300	Intel Corp.	17,153,136
326,700	Maxim Integrated Products, Inc.	12,218,580

		37,063,967

Software — 4.5%
136,200	Cognos, Inc. (a)(b)	5,153,808
1,467,000	Microsoft Corp.	37,115,100
509,200	Oracle Corp. (a)	5,886,352

		48,155,260

	TOTAL INFORMATION TECHNOLOGY	173,241,583

See Notes to Financial Statements.

8        SB Growth and Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE
MATERIALS — 3.4%
Chemicals — 1.4%
134,800	Air Products and Chemicals, Inc.	$7,916,804
163,700	E.I. du Pont de Nemours & Co.	7,711,907

		15,628,711

Metals & Mining — 2.0%
966,200	Barrick Gold Corp.	21,565,584

	TOTAL MATERIALS	37,194,295

TELECOMMUNICATION SERVICES — 2.2%
Diversified Telecommunication Services — 1.4%
687,800	Sprint Corp.	15,310,428

Wireless Telecommunication Services — 0.8%
287,100	Nextel Communications, Inc., Class A Shares (a)	8,035,929

	TOTAL TELECOMMUNICATION SERVICES	23,346,357

UTILITIES — 1.2%
Multi-Utilities — 1.2%
316,600	Sempra Energy (b)	12,784,308

	TOTAL COMMON STOCK (Cost — $935,136,873)	1,070,046,008

FACE AMOUNT
SHORT-TERM INVESTMENTS—8.4%
REPURCHASE AGREEMENT — 0.4%
$3,997,000	State Street Bank & Trust Co., dated 4/29/05, 2.600% due 5/2/05; Proceeds at maturity — $3,997,866; (Fully collateralized by U.S. Treasury Bonds, 7.250% due 8/15/22; Market value — $4,078,220) (Cost — $3,997,000)	3,997,000

SHARES
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 8.0%
86,306,453	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $86,306,453)	86,306,453

	TOTAL SHORT TERM INVESTMENTS (Cost — $90,303,453)	90,303,453

	TOTAL INVESTMENTS — 107.7% (Cost — $1,025,440,326*)	1,160,349,461
	Liabilities in Excess of Other Assets — (7.7)%	(82,768,027)

	TOTAL NET ASSETS — 100.0%	$1,077,581,434

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (See Note 1).
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

9        SB Growth and Income Fund      |      2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	April 30, 2005

ASSETS:
Investments, at value (Cost — $1,025,440,326)	$1,160,349,461
Cash	590
Receivable for securities sold	7,957,095
Dividends and interest receivable	613,085
Receivable for shares of beneficial interest sold	272,165

Total Assets	1,169,192,396

LIABILITIES:
Payable for loaned securities collateral (Note 1 and 3)	86,306,453
Payable for securities purchased	2,355,651
Payable for shares of beneficial interest reacquired	1,161,770
Transfer agency services payable	796,615
Management fees payable	543,461
Trustees’ retirement plan payable (Note 2)	298,919
Service plan fees payable	25,968
Trustees’ fees payable	883
Accrued expenses	121,242

Total Liabilities	91,610,962

Total Net Assets	$1,077,581,434

NET ASSETS:
Par value of shares of beneficial interest (Note 6)	$746
Capital paid in excess of par value	1,083,151,572
Overdistributed net investment income	(420,679)
Accumulated net realized loss from investment transactions and foreign currencies	(140,059,340)
Net unrealized appreciation of investments	134,909,135

Total Net Assets	$1,077,581,434

Shares Outstanding:
Smith Barney Class 1	33,750,840

Smith Barney Class A	18,779,501

Smith Barney Class B	7,827,879

Smith Barney Class C	355,849

Smith Barney Class O	92,347

Smith Barney Class P	680,781

Smith Barney Class Y	13,063,766

Salomon Brothers Class A	7,922

Salomon Brothers Class B	1,114

Salomon Brothers Class C	174

Net Asset Value:
Smith Barney Class 1 (and redemption price)	$14.53

Smith Barney Class A (and redemption price)	$14.52

Smith Barney Class B *	$13.79

Smith Barney Class C *	$14.32

Smith Barney Class O *	$14.47

Smith Barney Class P *	$14.48

Smith Barney Class Y (and redemption price)	$14.56

Salomon Brothers Class A (and redemption price)	$14.54

Salomon Brothers Class B *	$13.87

Salomon Brothers Class C *	$14.30

Maximum Public Offering Price Per Share:
Smith Barney Class 1 (based on maximum sales charge of 8.50%)	$15.88

Smith Barney Class A (based on maximum sales charge of 5.00%)	$15.28

Salomon Brothers Class A (based on maximum sales charge of 5.75%)	$15.43

*	Redemption price is NAV of Smith Barney Class B, Smith Barney Class C, Smith Barney Class O, Smith Barney Class P, Salomon Brothers Class B and Salomon Brothers Class C shares reduced by a 5.00%, 1.00%, 1.00%, 5.00%, 5.00% and 1.00% contingent deferred sales charge (“CDSC”), respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10        SB Growth and Income Fund      |      2005 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended April 30, 2005

INVESTMENT INCOME:
Dividends	$13,612,186
Interest	154,044
Securities lending income	40,380
Less: Foreign withholding tax	(81,697)

Total Investment Income	13,724,913

EXPENSES:
Management fee (Note 2)	3,654,288
Transfer agency services (Notes 2 and 4)	1,464,924
Service plan fees (Notes 2 and 4)	1,005,139
Shareholder communications (Note 4)	81,024
Audit and legal	64,178
Registration fees	61,987
Custody	41,655
Trustees’ fees	35,673
Insurance fees	6,266
Other	6,943

Total Expenses	6,422,077
Less: Expense reimbursement (Note 2)	(224,383)

Net Expenses	6,197,694

Net Investment Income	7,527,219

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Realized Gain From:
Investment transactions	37,269,895
Foreign currency transactions	7

Net Realized Gain	37,269,902
Net Change in Unrealized Appreciation/Depreciation	(25,886,079)

Net Gain on Investments and Foreign Currencies	11,383,823

Increase in Net Assets From Operations	$18,911,042

See Notes to Financial Statements.

11        SB Growth and Income Fund      |      2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2005 (unaudited)

and the Year Ended October 31, 2004

	2005	2004
OPERATIONS:
Net investment income	$7,527,219	$4,597,795
Net realized gain	37,269,902	52,522,589
Net change in unrealized appreciation/depreciation	(25,886,079)	20,430,552

Increase in Net Assets From Operations	18,911,042	77,550,936

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(8,484,005)	(4,438,675)

Decrease in Net Assets From Distributions to Shareholders	(8,484,005)	(4,438,675)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 6):
Net proceeds from sale of shares	29,745,177	126,454,342
Net asset value of shares issued for reinvestment of distributions	6,443,519	2,994,814
Cost of shares reacquired	(92,480,223)	(214,582,297)

Decrease in Net Assets From Transactions in Shares of Beneficial Interest	(56,291,527)	(85,133,141)

Decrease in Net Assets	(45,864,490)	(12,020,880)

NET ASSETS:
Beginning of period	1,123,445,924	1,135,466,804

End of period*	$1,077,581,434	$1,123,445,924

* Includes undistributed (overdistributed) net investment income of:	$(420,679)	$536,107

See Notes to Financial Statements.

12        SB Growth and Income Fund      |      2005 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year or period ended October 31, unless otherwise noted:

Smith Barney Class 1 Shares(1)(2)	2005(3)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$14.42		$13.53		$11.05	$13.08	$19.03	$21.36

Income (Loss) From Operations:
Net investment income	0.11		0.08		0.07	0.05	0.10	0.08
Net realized and unrealized gain (loss)	0.13		0.88		2.46	(2.02)	(4.62)	1.11

Total Income (Loss) From Operations	0.24		0.96		2.53	(1.97)	(4.52)	1.19

Less Distributions From:
Net investment income	(0.13)		(0.07)		(0.05)	(0.05)	(0.06)	(0.07)
Net realized gains	—		—		—	—	(1.37)	(3.45)
Capital	—		—		—	(0.01)	—	—

Total Distributions	(0.13)		(0.07)		(0.05)	(0.06)	(1.43)	(3.52)

Net Asset Value, End of Period	$14.53		$14.42		$13.53	$11.05	$13.08	$19.03

Total Return(4)	1.61	%‡	7.08%		22.91%	(15.13)%	(25.18)%	5.39%

Net Assets, End of Period (millions)	$490		$518		$536	$494	$678	$1,017

Ratios to Average Net Assets:
Expenses	0.94	%†(5)(6)	0.96	%(5)	1.00%	0.99%	0.73%	0.85%
Net investment income	1.49	†	0.59		0.56	0.38	0.62	0.43

Portfolio Turnover Rate	29%		42%		63%	44%	69%	63%

Smith Barney Class A Shares(2)(7)	2005(3)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$14.42		$13.52		$11.06	$13.07	$19.03	$21.35

Income (Loss) From Operations:
Net investment income	0.09		0.04		0.02	0.02	0.03	0.04
Net realized and unrealized gain (loss)	0.12		0.88		2.45	(2.02)	(4.61)	1.11

Total Income (Loss) From Operations	0.21		0.92		2.47	(2.00)	(4.58)	1.15

Less Distributions From:
Net investment income	(0.11)		(0.02)		(0.01)	(0.00)*	(0.01)	(0.02)
Net realized gains	—		—		—	—	(1.37)	(3.45)
Capital	—		—		—	(0.01)	—	—

Total Distributions	(0.11)		(0.02)		(0.01)	(0.01)	(1.38)	(3.47)

Net Asset Value, End of Period	$14.52		$14.42		$13.52	$11.06	$13.07	$19.03

Total Return(4)	1.40	%‡	6.82%		22.36%	(15.29)%	(25.51)%	5.14%

Net Assets, End of Period (millions)	$273		$283		$278	$233	$295	$215

Ratios to Average Net Assets:
Expenses	1.25	%†(5)(6)	1.27	%(5)	1.35%	1.25%	1.17%	1.06%
Net investment income	1.17	†	0.28		0.21	0.12	0.19	0.21

Portfolio Turnover Rate	29%		42%		63%	44%	69%	63%

(1)	On May 9, 2003, Class 1 shares were renamed Smith Barney Class 1 shares.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the six months ended April 30, 2005 (unaudited).
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment manager reimbursed the Fund for expenses for the Fund’s Smith Barney Class 1 and Smith Barney Class A shares for the six months ended April 30, 2005. In the absence of such expense reimbursement, the annualized expense ratios would have been the same for Smith Barney Class 1 and 1.28% for Smith Barney Class A shares. The investment manager also voluntarily waived its management fees for the Fund’s Smith Barney Class 1 and Smith Barney Class A shares for the year ended October 31, 2004. If such fees were not voluntarily waived, the actual expense ratios would have been 0.97% and 1.28%, for the Fund’s Smith Barney Class 1 and Smith Barney Class A shares, respectively.
(6)	As a result of a voluntary expense limitation, the expense ratio will not exceed 1.00% and 1.25% for Smith Barney Class 1 and Smith Barney Class A shares, respectively.
(7)	On May 9, 2003, Class A shares were renamed Smith Barney Class A shares.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

13        SB Growth and Income Fund      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended October 31, unless otherwise noted:

Smith Barney Class B Shares(1)(2)	2005(3)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$13.64		$12.91		$10.66	$12.73	$18.70	$21.16

Income (Loss) From Operations:
Net investment income (loss)	0.03		(0.11)		(0.10)	(0.11)	(0.10)	(0.10)
Net realized and unrealized gain (loss)	0.12		0.84		2.35	(1.96)	(4.50)	1.09

Total Income (Loss) From Operations	0.15		0.73		2.25	(2.07)	(4.60)	0.99

Less Distributions From:
Net realized gains	—		—		—	—	(1.37)	(3.45)

Total Distributions	—		—		—	—	(1.37)	(3.45)

Net Asset Value, End of Period	$13.79		$13.64		$12.91	$10.66	$12.73	$18.70

Total Return(4)	1.10	%‡	5.65%		21.11%	(16.26)%	(26.10)%	4.36%

Net Assets, End of Period (millions)	$108		$113		$117	$111	$160	$232

Ratios to Average Net Assets:
Expenses	2.00	%†(5)(6)	2.36	%(5)	2.42%	2.28%	2.00%	1.81%
Net investment income (loss)	0.42	†	(0.81)		(0.85)	(0.91)	(0.65)	(0.54)

Portfolio Turnover Rate	29%		42%		63%	44%	69%	63%

Smith Barney Class C Shares(2)(7)	2005(3)		2004		2003	2002	2001	2000(8)
Net Asset Value, Beginning of Period	$14.16		$13.33		$10.94	$13.00	$19.04	$18.49

Income (Loss) From Operations:
Net investment income (loss)	0.04		(0.04)		(0.03)	(0.07)	(0.08)	(0.02)
Net realized and unrealized gain (loss)	0.12		0.87		2.42	(1.99)	(4.59)	0.57

Total Income (Loss) From Operations	0.16		0.83		2.39	(2.06)	(4.67)	0.55

Less Distributions From:
Net investment income	—		(0.00	)*	—	—	—	—
Net realized gains	—		—		—	—	(1.37)	—

Total Distributions	—		(0.00)		—	—	(1.37)	—

Net Asset Value, End of Period	$14.32		$14.16		$13.33	$10.94	$13.00	$19.04

Total Return(4)	1.13	%‡	6.23%		21.85%	(15.85)%	(25.99)%	2.97%‡

Net Assets, End of Period (000s)	$5,096		$5,675		$5,696	$4,516	$5,774	$205

Ratios to Average Net Assets:
Expenses	1.85	%†(5)(6)	1.82	%(5)	1.80%	1.89%	1.85%	1.71%†
Net investment income (loss)	0.60	†	(0.27)		(0.25)	(0.52)	(0.49)	(1.23)†

Portfolio Turnover Rate	29%		42%		63%	44%	69%	63%

(1)	On May 9, 2003, Class B shares were renamed Smith Barney Class B shares.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the six months ended April 30, 2005 (unaudited).
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment manager reimbursed the Fund for expenses for the Fund’s Smith Barney Class B shares for the six months ended April 30, 2005. In the absence of such expense reimbursement, the annualized expense ratio would have been 2.29% for Smith Barney Class B shares. The investment manager also voluntarily waived its management fees for the Fund’s Smith Barney Class B and Smith Barney Class C shares for the year ended October 31, 2004. If such fees were not voluntarily waived, the actual expense ratios would have been 2.37% and 1.82% for the Fund’s Smith Barney Class B and Smith Barney Class C shares, respectively.
(6)	As a result of a voluntary expense limitation, the expense ratio will not exceed 2.00% and 2.00% for Smith Barney Class B and Smith Barney Class C shares, respectively.
(7)	On May 9, 2003, Class L shares were renamed Smith Barney Class L shares. On April 29, 2004, Smith Barney Class L shares were renamed Smith Barney Class C shares.
(8)	For the period October 9, 2000 (inception date) to October 31, 2000.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

14        SB Growth and Income Fund      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended October 31, unless otherwise noted:

Smith Barney Class O Shares(1)(2)	2005(3)		2004		2003	2002	2001(4)
Net Asset Value, Beginning of Period	$14.28		$13.40		$10.97	$13.04	$16.55

Income (Loss) From Operations:
Net investment income (loss)	0.07		0.01		0.01	(0.06)	(0.03)
Net realized and unrealized gain (loss)	0.12		0.87		2.42	(2.01)	(3.48)

Total Income (Loss) From Operations	0.19		0.88		2.43	(2.07)	(3.51)

Net Asset Value, End of Period	$14.47		$14.28		$13.40	$10.97	$13.04

Total Return(5)	1.33	%‡	6.57%		22.15%	(15.87)%	(21.21)%‡

Net Assets, End of Period (000s)	$1,336		$1,399		$1,566	$1,595	$2,453

Ratios to Average Net Assets:
Expenses	1.54	%†(6)	1.51	%(7)	1.52%	1.82%	1.53%†
Net investment income (loss)	0.89	†	0.04		0.05	(0.45)	(0.18)†

Portfolio Turnover Rate	29%		42%		63%	44%	69%

Smith Barney Class P Shares(2)(8)	2005(3)		2004		2003	2002	2001(4)
Net Asset Value, Beginning of Period	$14.30		$13.44		$11.00	$13.04	$16.55

Income (Loss) From Operations:
Net investment income (loss)	0.07		(0.00	)*	0.01	(0.03)	(0.03)
Net realized and unrealized gain (loss)	0.11		0.86		2.43	(2.01)	(3.48)

Total Income (Loss) From Operations	0.18		0.86		2.44	(2.04)	(3.51)

Net Asset Value, End of Period	$14.48		$14.30		$13.44	$11.00	$13.04

Total Return(5)	1.26	%‡	6.40%		22.18%	(15.64)%	(21.21)%‡

Net Assets, End of Period (000s)	$9,858		$13,521		$22,993	$26,301	$47,719

Ratios to Average Net Assets:
Expenses	1.64	%†(6)	1.58	%(7)	1.51%	1.61%	1.53%†
Net investment income (loss)	0.91	†	(0.02)		0.06	(0.23)	(0.20)†

Portfolio Turnover Rate	29%		42%		63%	44%	69%

(1)	On May 9, 2003, Class O shares were renamed Smith Barney Class O shares.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the six months ended April 30, 2005 (unaudited).
(4)	For the period December 8, 2000 (inception date) to October 31, 2001.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(6)	As a result of a voluntary expense limitation, the expense ratio will not exceed 1.70% and 1.75% for Smith Barney Class O and Smith Barney Class P shares, respectively.
(7)	The investment manager voluntarily waived management fees for the Fund’s Smith Barney Class O and Smith Barney Class P shares for the year ended October 31, 2004. If such fees were not voluntarily waived, the actual expense ratios would have been 1.51% and 1.59% for the Fund’s Smith Barney Class O and Smith Barney Class P shares.
(8)	On May 9, 2003, Class P shares were renamed Smith Barney Class P shares.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

15        SB Growth and Income Fund      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended October 31, unless otherwise noted:

Smith Barney Class Y Shares(1)(2)	2005(3)		2004		2003	2002	2001(4)
Net Asset Value, Beginning of Period	$14.45		$13.55		$11.08	$13.08	$16.55

Income (Loss) From Operations:
Net investment income	0.13		0.12		0.11	0.09	0.10
Net realized and unrealized gain (loss)	0.13		0.89		2.44	(2.01)	(3.51)

Total Income (Loss) From Operations	0.26		1.01		2.55	(1.92)	(3.41)

Less Distributions From:
Net investment income	(0.15)		(0.11)		(0.08)	(0.07)	(0.06)
Capital	—		—		—	(0.01)	—

Total Distributions	(0.15)		(0.11)		(0.08)	(0.08)	(0.06)

Net Asset Value, End of Period	$14.56		$14.45		$13.55	$11.08	$13.08

Total Return(5)	1.75	%‡	7.48%		23.16%	(14.77)%	(20.65)%‡

Net Assets, End of Period (millions)	$190		$189		$174	$136	$161

Ratios to Average Net Assets:
Expenses	0.68	%†(6)	0.67	%(7)	0.67%	0.67%	0.67%†
Net investment income	1.71	†	0.87		0.88	0.70	0.68 †

Portfolio Turnover Rate	29%		42%		63%	44%	69%

(1)	On May 9, 2003, Class Y shares were renamed Smith Barney Class Y shares.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the six months ended April 30, 2005 (unaudited).
(4)	For the period December 8, 2000 (inception date) to October 31, 2001.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(6)	As a result of voluntary expense limitation, the expense ratio will not exceed 1.00% for Smith Barney Class Y shares.
(7)	The investment manager voluntarily waived management fees for the Fund’s Smith Barney Class Y shares for the year ended October 31, 2004. If such fees were not voluntarily waived, the actual expense ratio would have been 0.68% for the Fund’s Smith Barney Class Y shares.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

16        SB Growth and Income Fund      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended October 31, unless otherwise noted:

Salomon Brothers Class A Shares(1)	2005(2)		2004		2003(3)
Net Asset Value, Beginning of Period	$14.42		$13.52		$13.12

Income (Loss) From Operations:
Net investment income (loss)	0.06		0.04		(0.00	)*
Net realized and unrealized gain	0.15		0.89		0.40

Total Income From Operations	0.21		0.93		0.40

Less Distributions From:
Net investment income	(0.09)		(0.03)		—

Total Distributions	(0.09)		(0.03)		—

Net Asset Value, End of Period	$14.54		$14.42		$13.52

Total Return(4)	1.41	%‡	6.89%		3.05	%‡

Net Assets, End of Period (000s)	$115		$50		$24

Ratios to Average Net Assets:
Expenses	1.25	%†(5)(6)	1.24	%(5)	1.25	%†
Net investment income (loss)	0.91	†	0.26		(0.21	)†

Portfolio Turnover Rate	29%		42%		63%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended April 30, 2005 (unaudited).
(3)	For the period October 3, 2003 (inception date) to October 31, 2003.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment manager reimbursed the Fund for expenses for the Fund’s Salomon Brothers Class A shares for the six months ended April 30, 2005. In the absence of such expense reimbursement, the annualized expense ratio would have been 27.76%. The investment manager also voluntarily waived its management fees and reimbursed the Fund’s Salomon Brothers Class A shares for expenses for the year ended October 31, 2004. In the absence of such voluntary fee waiver and expense reimbursement, the actual annualized expense ratio would have been 11.33%.
(6)	As a result of a voluntary expense limitation, the expense ratio will not exceed 1.25%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

17        SB Growth and Income Fund      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout the period ended October 31, unless otherwise noted:

Salomon Brothers Class B Shares(1)	2005(2)		2004(3)
Net Asset Value, Beginning of Period	$13.71		$12.90

Income (Loss) From Operations:
Net investment income (loss)	0.05		(0.05)
Net realized and unrealized gain	0.11		0.86

Total Income From Operations	0.16		0.81

Net Asset Value, End of Period	$13.87		$13.71

Total Return(4)	1.17	%‡	6.28	%‡

Net Assets, End of Period (000s)	$15		$15

Ratios to Average Net Assets:
Expenses(5)	1.78	%†(6)	1.99	%†
Net investment income (loss)	0.67	†	(0.39	)†

Portfolio Turnover Rate	29%		42%

Salomon Brothers Class C Shares(1)(7)	2005(2)		2004(3)
Net Asset Value, Beginning of Period	$14.15		$13.32

Income (Loss) From Operations:
Net investment income (loss)	0.03		(0.06)
Net realized and unrealized gain	0.12		0.89

Total Income From Operations	0.15		0.83

Net Asset Value, End of Period	$14.30		$14.15

Total Return(4)	1.06	%‡	6.23	%‡

Net Assets, End of Period (000s)	$2		$2

Ratios to Average Net Assets:
Expenses(5)	2.00	%†(6)	1.99	%†
Net investment income (loss)	0.38	†	(0.43	)†

Portfolio Turnover Rate	29%		42%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended April 30, 2005 (unaudited).
(3)	For the period November 5, 2003 (inception date) to October 31, 2004.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment manager reimbursed the Fund for expenses for the Salomon Brothers Class B and Salomon Brothers Class C shares for the period ended April 30, 2005. In the absence of such expense reimbursement, the annualized expense ratio would have been 26.76% and 157.96% for Salomon Brothers Class B and Salomon Brothers Class C shares, respectively, for the period ended April 30, 2005. The investment manager also voluntarily waived its management fees and reimbursed the Fund for expenses for Salomon Brothers Class B and Salomon Brothers Class C shares. In the absence of such voluntary fee waivers and expense reimbursements, the annualized expense ratios would have been 40.81% and 169.24% for Salomon Brothers Class B and Salomon Brothers Class C shares, respectively.
(6)	As a result of a voluntary expense limitation, the expense ratio will not exceed 2.00% for Salomon Brothers Class B and Salomon Brothers Class C shares.
(7)	On April 29, 2004, Salomon Brothers Class 2 shares were renamed Salomon Brothers Class C shares.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

18        SB Growth and Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

SB Growth and Income Fund (“Fund”) is a separate investment fund of Smith Barney Investment Series (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government

19        SB Growth and Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

20        SB Growth and Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(j) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”) acts as the investment manager to the Fund. The Fund pays SBFM a management fee, which is calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Annual Rate
First $1 billion	0.65%

Next $1 billion	0.60

Next $1 billion	0.55

Next $1 billion	0.50

Over $4 billion	0.45

During the six months ended April 30, 2005, the Salomon Brothers Class A, B and C shares had a voluntary expense limitation in place of 1.25%, 2.00% and 2.00%, respectively. Effective November 1, 2004, SBFM imposed a voluntary expense limitation of 1.00%, 1.25%, 2.00%, 2.00%, 1.70%, 1.75% and 1.00% for Smith Barney Class 1, Smith Barney Class A, Smith Barney Class B, Smith Barney Class C, Smith Barney Class O, Smith Barney Class P and Smith Barney Class Y shares, respectively.

During the six months ended April 30, 2005, SBFM reimbursed certain expenses amounting to $224,383.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Fund’s sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended April 30, 2005, the Fund paid transfer agent fees of $1,000,615 to CTB. In addition, for the six months ended April 30, 2005, the Fund also paid $676 to other Citigroup affiliates for shareholder recordkeeping services.

Citigroup Global Markets Inc. (“CGM”) and PFS Distributors, Inc. (“PFS”), both of which are subsidiaries of Citigroup, act as the Fund’s distributors.

There are maximum sales charges of 8.50%, 5.00% and 5.75% for Smith Barney Class 1, Smith Barney Class A and Salomon Brothers Class A shares, respectively. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Smith Barney Class B, Smith Barney Class P and Salomon Brothers Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Smith Barney Class C, Smith Barney Class O and Salomon Brothers Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Smith Barney Class A and Salomon Brothers Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Smith Barney Class A and Salomon Brothers Class A shares which, when combined with current holdings of

21        SB Growth and Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Smith Barney Class A and Salomon Brothers Class A shares, respectively, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2005, CGM and its affiliates received sales charges of approximately $428,000, $402,000 and $3,000 on sales on the Fund’s Smith Barney Class 1, Smith Barney Class A and Salomon Brothers Class A shares, respectively. In addition, CDSCs paid to CGM and its affiliates for the six months ended April 30, 2005 were approximately:

	Smith Barney Class B	Smith Barney Class C		Smith Barney Class P
CDSCs	$103,000	$0	*	$3,000

*	Amount represents less than $1,000.

For the six months ended April 30, 2005, CGM and its affiliates received brokerage commissions of $4,652.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

The Trustees of the Funds have adopted a Retirement Plan (“Plan”) for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the Plan. In addition, two other Trustees elected to receive a lump sum payment.

Certain of the Trustees also are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten-year period following retirement, with the annual payment to be based upon the Trustee’s compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan.

At April 30, 2005, $298,919 is accrued in connection with these plans.

3.	Investments

During the six months ended April 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$325,797,189

Sales	366,513,513

22        SB Growth and Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$174,680,054
Gross unrealized depreciation	(39,770,919)

Net unrealized appreciation	$134,909,135

At April 30, 2005, the Fund loaned securities having a market value of $83,897,846. The Fund received cash collateral amounting to $86,306,453 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

4.	Class Specific Expenses

Pursuant to Rule 12b-1 Service Plans, the Fund pays a distribution/service fee with respect to its Smith Barney Class A, Smith Barney Class B, Smith Barney Class C, Smith Barney Class O, Smith Barney Class P, Salomon Brothers Class A, Salomon Brothers Class B and Salomon Brothers Class C shares calculated at an annual rate not to exceed 0.25%, 1.00%, 1.00%, 0.70%, 0.75%, 0.25%, 1.00% and 1.00% of the average daily net assets of each class, respectively. For the six months ended April 30, 2005, total Rule 12b-1 Service Plan fees, which are accrued daily and paid monthly, were as follows:

			Smith Barney Class A	Smith Barney Class B	Smith Barney Class C	Smith Barney Class O	Smith Barney Class P	Salomon Brothers Class A	Salomon Brothers Class B	Salomon Brothers Class C
Rule 12b-1 Service Plan Fees			$358,491	$570,176	$27,729	$4,928	$43,644	$79	$80	$12

For the six months ended April 30, 2005, total Transfer Agency Services expenses were as follows:
	Smith Barney Class 1	Smith Barney Class A	Smith Barney Class B	Smith Barney Class C	Smith Barney Class O	Smith Barney Class P	Smith Barney Class Y	Salomon Brothers Class A	Salomon Brothers Class B	Salomon Brothers Class C
Transfer Agency Services Expenses	$644,628	$473,080	$331,255	$4,116	$844	$10,909	$58	$9	$7	$18

For the six months ended April 30, 2005, total Shareholder Communication expenses were as follows:
	Smith Barney Class 1	Smith Barney Class A	Smith Barney Class B	Smith Barney Class C	Smith Barney Class O	Smith Barney Class P	Smith Barney Class Y	Salomon Brothers Class A	Salomon Brothers Class B	Salomon Brothers Class C
Shareholder Communication Expenses	$24,735	$27,273	$13,885	$644	$248	$1,488	$322	$8,449	$1,990	$1,990

5.	Distributions Paid to Shareholders by Class

	Six Months Ended April 30, 2005	Year Ended October 31, 2004
Net Investment Income
Smith Barney Class 1	$4,477,064	$2,547,298
Smith Barney Class A	2,058,048	450,703
Smith Barney Class Y	1,948,579	1,440,607
Salomon Brothers Class A	314	67

Total	$8,484,005	$4,438,675

23        SB Growth and Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.	Shares of Beneficial Interest

The Fund has twelve classes of shares of beneficial interest, Smith Barney Class 1, Smith Barney Class A, Smith Barney Class B, Smith Barney Class C, Smith Barney Class O, Smith Barney Class P, Smith Barney Class Y, Salomon Brothers Class A, Salomon Brothers Class B, Salomon Brothers Class C, Salomon Brothers Class O and Salomon Brothers Class Y shares, of which ten classes are outstanding, each with a par value of $0.00001 per share. There is an unlimited number of shares authorized.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2005		Year Ended October 31, 2004
	Shares	Amount	Shares	Amount
Smith Barney Class 1
Shares sold	438,794	$6,570,344	1,044,006	$14,924,192
Shares issued for reinvestment of distributions	296,099	4,477,063	178,451	2,547,297
Shares reacquired	(2,892,715)	(43,316,786)	(4,938,441)	(70,599,270)

Net Decrease	(2,157,822)	$(32,269,379)	(3,715,984)	$(53,127,781)

Smith Barney Class A
Shares sold	1,009,697	$15,103,210	2,940,815	$41,900,698
Shares issued for reinvestment of distributions	129,949	1,966,146	30,102	430,744
Shares reacquired	(1,995,459)	(29,879,995)	(3,921,903)	(55,990,984)

Net Decrease	(855,813)	$(12,810,639)	(950,986)	$(13,659,542)

Smith Barney Class B
Shares sold	368,665	$5,243,245	967,167	$13,145,626
Shares reacquired	(845,837)	(11,997,117)	(1,708,716)	(23,129,672)

Net Decrease	(477,172)	$(6,753,872)	(741,549)	$(9,984,046)

Smith Barney Class C†
Shares sold	4,777	$70,599	49,254	$688,315
Shares reacquired	(49,701)	(736,921)	(75,689)	(1,065,685)

Net Decrease	(44,924)	$(666,322)	(26,435)	$(377,370)

Smith Barney Class O
Shares sold	104	$1,539	911	$13,210
Shares reacquired	(5,700)	(84,653)	(19,813)	(284,260)

Net Decrease	(5,596)	$(83,114)	(18,902)	$(271,050)

Smith Barney Class P
Shares sold	2,053	$30,606	8,706	$124,408
Shares reacquired	(266,594)	(3,963,537)	(774,610)	(10,991,629)

Net Decrease	(264,541)	$(3,932,931)	(765,904)	$(10,867,221)

Smith Barney Class Y
Shares sold	177,227	$2,659,626	3,958,728	$55,615,862
Shares issued for reinvestment of distributions	—	—	1,173	16,706
Shares reacquired	(170,421)	(2,500,074)	(3,745,374)	(52,520,803)

Net Increase	6,806	$159,552	214,527	$3,111,765

Salomon Brothers Class A
Shares sold	4,416	$65,046	1,694	$24,297
Shares issued for reinvestment of distributions	21	310	4	67
Shares reacquired	(9)	(141)	—	—

Net Increase	4,428	$65,215	1,698	$24,364

Salomon Brothers Class B
Shares sold	65	$892	1,114	$15,250
Shares reacquired	(65)	(929)	—	—

Net Increase (Decrease)	0	$(37)	1,114	$15,250

24        SB Growth and Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended April 30, 2005		Year Ended October 31, 2004
	Shares	Amount	Shares	Amount
Salomon Brothers Class C†
Shares sold	5	$70	174	$2,490
Shares reacquired	(5)	(70)	—	—

Net Increase	0	$0	174	$2,490

†	On April 29, 2004, Smith Barney Class L and Salomon Brothers Class 2 shares were renamed Smith Barney Class C and Salomon Brothers Class C shares, respectively.

7.	Capital Loss Carryforward

On October 31, 2004, the Fund had, for federal income tax purposes, a net capital loss carryforward of $172,476,541, of which $61,995,062 expires in 2010 and $110,481,479 expires in 2011. These amounts will be available to offset any future taxable capital gains.

8.	Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

25        SB Growth and Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

9.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

10.	Subsequent Event

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

26        SB Growth and Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Trustees will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

27        SB Growth and Income Fund      |      2005 Semi-Annual Report

SB

GROWTH AND INCOME FUND

TRUSTEES

Elliott J. Berv

Donald M. Carlton

A. Benton Cocanougher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Stephen Randolph Gross

Diana R. Harrington

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

OFFICERS

R. Jay Gerken, CFA

President and Chief
Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Frances M. Guggino

Chief Financial Officer

and Treasurer

Kevin Caliendo

Vice President and

Investment Officer

Michael Kagan

Vice President and

Investment Officer

Andrew Beagley

Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer

OFFICERS (cont’d.)

Wendy S. Setnicka

Controller

Robert I. Frenkel

Secretary and

Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

Primerica Shareholder Services

P.O. Box 9662

Providence, Rhode Island

02940-9662

Smith Barney Investment Series

SB Growth and Income Fund

The Fund is a separate investment fund of the Smith Barney Investment Series, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Investment Series — SB Growth and Income Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus.

SB GROWTH AND INCOME FUND

Smith Barney Mutual Funds

3120 Breckinridge Boulevard

Duluth, Georgia 30099-0001

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.citigroupam.com

©2005 Citigroup Global Markets Inc.

Member NASD, SIPC

FD02329 6/05 05-8620

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

  Exhibit 99.CERT              Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

  Exhibit 99.906CERT         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Series

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Investment Series

Date: July 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Investment Series

Date: July 7, 2005

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Smith Barney Investment Series

Date: July 7, 2005